Other Assets, Non-Current (Details) - Schedule of other assets, non-current - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Assets Non Current Abstract
Long-term receivable	$ 105,825	$ 175,000
Others		19,444
Total	$ 105,825	$ 194,444